[USAA                        USAA MUTUAL FUND, INC.
EAGLE                        Aggressive Growth Fund
LOGO]                          Capital Growth Fund
                             First Start Growth Fund
                                   Growth Fund
                              Growth & Income Fund
                                Income Stock Fund
                            Science & Technology Fund
                              Small Cap Stock Fund
                                   Value Fund

                        SUPPLEMENT DATED OCTOBER 21, 2002
                               TO THE PROSPECTUSES
                             DATED DECEMBER 1, 2001
                      (AUGUST 3, 2001 FOR THE VALUE FUND)


On October 18, 2002, shareholders of each of the above-referenced funds voted to approve a new investment advisory agreement, which became effective on October 18, 2002, between each fund and USAA Investment Management Company (IMCO).

Shareholders of each of the above-referenced funds also voted to approve new investment subadvisory agreements between IMCO and the current subadviser for such funds. The new subadvisory agreements became effective on October 18, 2002.

Additionally, shareholders of each of the above-referenced funds voted to approve a policy that permits IMCO and each funds board of directors to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements on behalf of each fund without shareholder approval. Shareholders will be informed of the hiring of any new subadviser for a fund within 90 days of such hiring.

Effective on October 18, 2002, shareholders of the Growth Fund and the Growth & Income Fund approved the following changes.

The investment objective of the Growth Fund has been changed to read as follows:
The Fund's investment objective is long-term growth of capital.

The investment objective of the Growth & Income Fund has been changed to read as follows: The Fund's primary investment objective is capital growth and its secondary investment objective is current income.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      42653-1002

[USAA EAGLE LOGO]


                             USAA MUTUAL FUND, INC.

                        SUPPLEMENT DATED OCTOBER 21, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
              DATED DECEMBER 1, 2001, AS SUPPLEMENTED APRIL 5, 2002

         This supplement describes important changes affecting the Aggressive Growth, Growth, Growth & Income, Income Stock, Science & Technology, First Start Growth, Small Cap Stock, and Capital Growth Funds. On June 26, 2002, the Board of Directors (Board) of USAA Mutual Fund, Inc. approved proposals by USAA Investment Management Company (IMCO) to restructure the manner in which these Funds' assets are managed by having one or more subadvisers directly manage all or a portion of the Funds' investments, subject to oversight by IMCO and the Board. In order to implement these arrangements, the Board terminated the existing investment advisory agreement between each of these Funds and IMCO and approved a new investment advisory agreement with IMCO for these Funds and investment subadvisory agreement(s) between IMCO and the subadviser(s) for each Fund, and on October 18, 2002, shareholders of the Funds also approved these agreements.

         AS A RESULT OF THESE CHANGES,  THE STATEMENT OF ADDITIONAL  INFORMATION
(SAI) IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF PARAGRAPH (5) IN THE SECTION CAPTIONED "VALUATION OF SECURITIES" ON PAGE 2 OF THE SAI.

(5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager and, if applicable, in consultation with the investment subadviser(s) for a Fund (Subadviser(s)), under the general supervision of the Board of Directors.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE LAST SENTENCE OF THE FOURTH PARAGRAPH IN THE SECTION CAPTIONED "VALUATION OF SECURITIES" ON PAGE 2 OF THE SAI.

However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect a Fund's NAV. If the Manager determines that a particular event would materially affect a Fund's NAV, then the Manager, under the general supervision of the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

THE TERM "MANAGER" IN THE SECTION CAPTIONED "INVESTMENT POLICIES" BEGINNING ON PAGE 5 OF THE SAI IS REPLACED BY THE PHRASE "MANAGER OR THE APPLICABLE SUBADVISER," EXCEPT IN THE SECTION CAPTIONED "LENDING OF PORTFOLIO SECURITIES."

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST SENTENCE OF THE PARAGRAPH IN THE SECTION CAPTIONED "FOREIGN SECURITIES" ON PAGE 7 OF THE SAI.

The Aggressive Growth, Growth, Growth & Income, Income Stock, Science & Technology, First Start Growth, High-Yield Opportunities, Small Cap Stock, and Capital Growth Funds may invest their assets in foreign securities purchased in either foreign or U.S. markets, including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

DELETE THE PHRASE "AT THE FUND'S CUSTODIAN BANK" FROM THE END OF THE FOURTH SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "WHEN-ISSUED SECURITIES" ON PAGE 8 OF THE SAI.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST SENTENCE OF THE LAST PARAGRAPH IN THE SECTION CAPTIONED "INVESTMENT RESTRICTIONS" BEGINNING ON PAGE 13 OF THE SAI.

With respect to each Fund's concentration policies as described, the Adviser and Subadvisers, where applicable, use various recognized industry classifications services including, but not limited to industry classifications established by Standard & Poor's Corporation, Bloomberg L.P. and Frank Russell Company, with certain modifications. The Adviser and Subadvisers also may include additional industries as separate classifications, to the extent applicable. The Adviser classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

IN THE SECTION CAPTIONED "PORTFOLIO TRANSACTIONS" BEGINNING ON PAGE 14 OF THE SAI, DELETE THE PHRASE "PURSUANT TO THE ADVISORY AGREEMENT DATED AUGUST 1, 2001, AND" FROM THE FIRST SENTENCE. IN ADDITION, REPLACE THE TERM "MANAGER" THROUGHOUT THIS SECTION WITH THE PHRASE "MANAGER OR THE APPLICABLE SUBADVISER," EXCEPT IN THE SECOND SENTENCE OF THE SECOND PARAGRAPH, THE CROSS REFERENCE AT THE END OF THE THIRD PARAGRAPH AND THE SUB-SECTION CAPTIONED "BROKERAGE COMMISSIONS." IN ADDITION, DELETE THE FOURTH SENTENCE OF THE SECOND PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

The Company's Board of Directors has authorized the Manager or the applicable Subadviser for a Fund to effect portfolio transactions for the Fund on any exchange of which the Manager or such Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions.

IN THE SECTION CAPTIONED "DIRECTORS AND OFFICERS OF THE COMPANY" BEGINNING ON PAGE 18 OF THE SAI, DELETE THE FOURTH SENTENCE OF THE FIRST PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

Effective April 30, 2002, David G. Peebles retired from the Board of Directors.

IN THE SECTION CAPTIONED "DIRECTORS AND OFFICERS OF THE COMPANY" BEGINNING ON PAGE 18 OF THE SAI, DELETE THE FIRST FOUR SENTENCES OF THE THIRD TO LAST PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

All of the above Directors are also Directors/Trustees of certain other funds in the USAA family of funds. No compensation is paid by any fund to any Director who is a director, officer, or employee of IMCO or its affiliates or of any Subadviser or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the Manager or any Subadviser.

DELETE THE FIRST AND THIRD PARAGRAPHS IN THE SECTION CAPTIONED "THE COMPANY'S MANAGER" BEGINNING ON PAGE 21 OF THE SAI AND INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST PARAGRAPH.

As described in each Fund's prospectus, as supplemented, IMCO is the Manager and investment adviser for each Fund. The Manager, a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, was organized in May 1970 and has served as investment adviser and underwriter for USAA Investment Company from its inception.

DELETE THE FIRST PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENTS" BEGINNING ON PAGE 22 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

The Manager provides investment management and advisory services to the Income, Short-Term Bond, Money Market, Intermediate-Term Bond, and High-Yield Opportunities Funds pursuant to an Advisory Agreement, dated August 1, 2001 (Advisory Agreement). Under this agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each of these Funds. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund.

The Manager also provides investment management and advisory services to the Aggressive Growth, Growth, Growth & Income, Income Stock, Science & Technology, First Start Growth, Small Cap Stock, and Capital Growth Funds pursuant to an Investment Advisory Agreement dated October 18, 2002 (Other Advisory Agreement). The Other Advisory Agreement authorizes the Manager to retain one or more
Subadvisers for the management of all or a portion of Fund's investment portfolio and, as described below, the Manager has entered into one or more Investment Subadvisory Agreements (Subadvisory Agreements) for each of these Funds. Under the Other Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadvisers and renewal of subadvisory agreements. In addition, the Manager manages certain portfolio assets for certain of these Funds, as described in the Prospectuses.

For the services under these agreements, each Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates.

DELETE THE THIRD PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENTS" BEGINNING ON PAGE 22 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

The Advisory Agreement and the Other Advisory Agreement will remain in effect until July 31, 2003 and July 31, 2004, respectively, for the Funds covered by each agreement and will continue in effect from year to year thereafter for each such Fund as long as they are approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement and the Other Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. Each agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act).

IN THE FIRST SENTENCE OF THE FIFTH PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENTS" BEGINNING ON PAGE 22 OF THE SAI, INSERT THE PHRASE "OR OTHER ADVISORY AGREEMENT" AFTER THE PHRASE "UNDER THE ADVISORY AGREEMENT."

INSERT THE FOLLOWING INFORMATION IMMEDIATELY BEFORE THE SECTION CAPTIONED "ADMINISTRATION AND SERVICING AGREEMENT" BEGINNING ON PAGE 25 OF THE SAI.

SUBADVISORY AGREEMENTS

The Manager has entered into Subadvisory Agreements with the Subadvisers identified below under which each Subadviser provides day-to-day discretionary management of the applicable Fund's assets in accordance with that Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Manager and the Board of Directors of the Company.

Each Subadvisory Agreement will remain in effect with respect to a Fund until October 17, 2004, for the Funds covered by that agreement and will continue in effect from year to year thereafter for each such Fund as long as they are approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement may be terminated with respect to a Fund at any time by vote of a majority of the non-interested directors or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) or by the Manager or Subadviser on 60 days' written notice; by IMCO at any time; or by the applicable Subadviser on 90 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

For the Aggressive Growth Fund, the Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico). The Manager (not the
Fund) pays Marsico a fee in the annual amount of 0.20% of the Fund's average daily net assets that Marsico manages. Bank of America Corporation (BOA), either individually or through its subsidiaries, owns 100% of Marsico. BOA, a Delaware corporation, is a bank holding company and a financial holding company headquartered in Charlotte, North Carolina.

For the Growth Fund, the Manager has entered into Subadvisory Agreements with Marsico and Dresdner RCM Global Investors (Dresdner). The Manager (not the Fund) pays Marsico and Dresdner fees in the annual amounts of 0.20% of the portion of the Fund's average daily net assets that Marsico and Dresdner each manage. Dresdner is an indirect wholly-owned subsidiary of Dresdner Bank AG, which, in turn, is an indirect wholly-owned subsidiary of Allianz AG. Founded in 1890 in Germany, Allianz AG is one of the world's leading multi-national insurance and financial services companies. With assets under management of over one trillion dollars as of December 31, 2001, Allianz provides its clients with a broad range of services in over 70 countries.

For the Growth & Income Fund, the Manager has entered into a Subadvisory Agreement with Wellington Management Company, LLP (Wellington Management). The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.20% of the Fund's average daily net assets that Wellington Management manages. Wellington Management, a Massachusetts limited liability partnership and registered investment adviser, is owned entirely by its 76 partners, all of whom are full-time professional members of the firm. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

For the Income Stock Fund, the Manager has entered into Subadvisory Agreements with The Boston Company Asset Management, LLC (The Boston Company) and Westwood Management Corporation (Westwood). The Manager (not the Fund) pays The Boston Company and Westwood fees in the annual amount of 0.17% and 0.18%, respectively, of the Fund's average daily net assets that The Boston Company and Westwood each manage. The Boston Company is a majority-owned subsidiary of Boston Safe Deposit & Trust Company (BSDT), a state chartered bank. BSDT is a wholly-owned subsidiary of The Boston Company Inc., a bank holding company, which is a wholly-owned subsidiary of Mellon Financial Corporation (Mellon). Mellon is a publicly owned global financial holding company incorporated under Pennsylvania law. Westwood is a wholly-owned subsidiary of Westwood Holdings Group, Inc.
(WHG), an institutional asset management company. Prior to June 28, 2002, WHG was a majority-owned subsidiary of SWS Group, Inc., a Dallas-based holding company engaged in investment banking, securities brokerage, securities clearing and trust services.

For the Science & Technology Fund, the Manager has entered into a Subadvisory Agreement with Wellington Management. The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.45% of the Fund's average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average daily net assets for assets over $100 million that Wellington Management manages.

For the First Start Growth Fund, the Manager has entered into a Subadvisory Agreement with Marsico. The Manager (not the Fund) pays Marsico a fee in the annual amount of 0.20% of the Fund's average daily net assets that Marsico manages.

For the Small Cap Stock Fund, the Manager has entered into a Subadvisory Agreement with Eagle Asset Management, Inc. (Eagle). The Manager (not the Fund) pays Eagle a fee in the annual amount of 0.56% of the Fund's average daily net assets for the first $100 million in assets that Eagle manages and 0.45% of the Fund's average daily net assets for assets over $100 million that Eagle manages. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. (RJF). RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

For the Capital Growth Fund, the Manager has entered into a Subadvisory Agreement with Batterymarch Financial Management, Inc. (Batterymarch). The Manager (not the Fund) pays Batterymarch a fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages. Batterymarch, a registered investment adviser, is a wholly-owned, independently managed subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason is a publicly owned diversified financial services holding company incorporated under Maryland law.

CODES OF ETHICS. The Funds, the Manager and the Subadvisers each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. The Company's Board of Directors reviews the administration of the codes of ethics at least annually and receives certifications from each Subadviser regarding compliance with the codes of ethics annually.

IN THE SECTION CAPTIONED "GENERAL INFORMATION" BEGINNING ON PAGE 26 OF THE SAI, DELETE THE TWO SENTENCES APPEARING UNDER THE HEADING "INDEPENDENT AUDITORS" AND INSERT THE FOLLOWING INFORMATION.

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent auditor for the Funds for the 2002 and 2003 fiscal year end audits. KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, Texas 78205, was the previous independent auditor for the Funds. In these capacities, each firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

                                    * * * * *

                                                                      41801-1002

[USAA                        USAA MUTUAL FUND, INC.
EAGLE
LOGO]                             (VALUE FUND)

                        SUPPLEMENT DATED OCTOBER 21, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 3, 2001

         This supplement describes important changes affecting the USAA Value Fund. On June 26, 2002, the Board of Directors (Board) of USAA Mutual Fund, Inc. approved proposals by USAA Investment Management Company (IMCO) to restructure the manner in which the Fund's assets are managed by having Westwood Management Corporation (Westwood) directly manage the Fund's investments, subject to oversight by IMCO and the Board. In order to implement this arrangement, the Board terminated the existing investment advisory agreement between the Fund and IMCO and approved both a new investment advisory agreement with IMCO for the Fund and an investment subadvisory agreement between IMCO and Westwood for the Fund, and on October 18, 2002, shareholders of the Fund approved these agreements.

         AS A RESULT OF THESE CHANGES,  THE STATEMENT OF ADDITIONAL  INFORMATION
(SAI) IS REVISED AS FOLLOWS.

INSERT THE FOLLOWING INFORMATION IN PLACE OF PARAGRAPH (5) IN THE SECTION CAPTIONED "VALUATION OF SECURITIES" ON PAGE 2 OF THE SAI.

(5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager and, if applicable, in consultation with the investment subadviser for the Fund (Subadviser), under the general supervision of the Board of Directors.

ADD THE FOLLOWING INFORMATION TO THE SECTION CAPTIONED "VALUATION OF SECURITIES" ON PAGE 2 OF THE SAI.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the price of certain securities held by the Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. However, the Manager and, if applicable, the Subadviser will monitor for events that would materially affect the Fund's NAV. If the Manager determines that a particular event would materially affect the Fund's NAV, then the Manager, under the general supervision of the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

THE TERM "MANAGER" IN THE SECTION CAPTIONED "INVESTMENT POLICIES" BEGINNING ON PAGE 4 OF THE SAI IS REPLACED BY THE PHRASE "MANAGER OR THE SUBADVISER."

ADD THE FOLLOWING INFORMATION AFTER THE FIRST PARAGRAPH ON PAGE 5 OF THE SAI.

LENDING OF SECURITIES

The Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from the Fund, the borrower will be required to maintain cash collateral with the Company equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

FOREIGN SECURITIES

The Fund may invest its assets in foreign securities purchased in either foreign or U.S. markets, including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.
Investing in foreign securities poses unique risks: currency-exchange-rate fluctuations; foreign-market illiquidity; increased-price volatility; exchange-control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST SENTENCE OF THE THIRD PARAGRAPH IN THE SECTION CAPTIONED "INVESTMENT RESTRICTIONS" ON PAGE 6 OF THE SAI.

With respect to the Fund's concentration policies as described, the Adviser and Subadviser, where applicable, use various recognized industry classifications services including, but not limited to industry classifications established by Standard & Poor's Corporation, Bloomberg L.P. and Frank Russell Company, with certain modifications. The Adviser and Subadviser also may include additional industries as separate classifications, to the extent applicable. The Adviser classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

IN THE SECTION CAPTIONED "PORTFOLIO TRANSACTIONS" BEGINNING ON PAGE 6 OF THE SAI, DELETE THE PHRASE "PURSUANT TO THE ADVISORY AGREEMENT DATED SEPTEMBER 21, 1990, AND" FROM THE FIRST SENTENCE. IN ADDITION, REPLACE THE TERM "MANAGER" THROUGHOUT THIS SECTION WITH THE PHRASE "MANAGER OR THE SUBADVISER," EXCEPT IN THE SECOND SENTENCE OF THE SECOND PARAGRAPH AND THE CROSS REFERENCE AT THE END OF THE THIRD PARAGRAPH. IN ADDITION, DELETE THE FOURTH SENTENCE OF THE SECOND PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

The Company's Board of Directors has authorized the Manager or the Subadviser for the Fund to effect portfolio transactions for the Fund on any exchange of which the Manager or the Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions.

IN THE SECTION CAPTIONED "DIRECTORS AND OFFICERS OF THE COMPANY" BEGINNING ON PAGE 8 OF THE SAI, INSERT THE FOLLOWING INFORMATION AFTER THE THIRD SENTENCE OF THE FIRST PARAGRAPH IN THIS SECTION.

Effective April 30, 2002, David G. Peebles retired from the Board of Directors.

IN THE SECTION CAPTIONED "DIRECTORS AND OFFICERS OF THE COMPANY" BEGINNING ON PAGE 8 OF THE SAI, DELETE THE FIRST FOUR SENTENCES OF THE LAST PARAGRAPH AND INSERT THE FOLLOWING INFORMATION.

All of the above Directors are also Directors/Trustees of certain other funds in the USAA family of funds. No compensation is paid by any fund to any Director who is a director, officer, or employee of IMCO or its affiliates or of the Subadviser or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the Manager or the Subadviser.

DELETE THE FIRST AND THIRD PARAGRAPHS IN THE SECTION CAPTIONED "THE COMPANY'S MANAGER" BEGINNING ON PAGE 11 OF THE SAI AND INSERT THE FOLLOWING INFORMATION IN PLACE OF THE FIRST PARAGRAPH.

As described in the Fund's prospectus, as supplemented, IMCO is the Manager and investment adviser for the Fund. The Manager, a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, was organized in May 1970 and has served as investment adviser and underwriter for USAA Investment Company from its inception.

DELETE THE FIRST PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENT" ON PAGE 12 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

The Manager provides investment management and advisory services to the Fund pursuant to an Investment Advisory Agreement dated October 18, 2002 (Advisory Agreement). The Advisory Agreement authorizes the Manager to retain one or more Subadvisers for the management of the Fund's investment portfolio and, as described below, the Manager has entered into an Investment Subadvisory Agreement (Subadvisory Agreement) for the Fund. Under the Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreement and making recommendations to the applicable board with respect to the retention or replacement of Subadvisers and renewal of subadvisory agreements.

For the services under these agreements, the Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in the Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates.

DELETE THE THIRD PARAGRAPH IN THE SECTION CAPTIONED "ADVISORY AGREEMENT" ON PAGE 12 OF THE SAI AND INSERT THE FOLLOWING INFORMATION.

The Advisory Agreement will remain in effect with respect to the Fund until July 31, 2004, and will continue in effect from year to year thereafter for the Fund as long as it is approved annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of the Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated with respect to the Fund at any time by the Board of Directors or by vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) or by the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

INSERT THE FOLLOWING INFORMATION IMMEDIATELY BEFORE THE SECTION CAPTIONED "ADMINISTRATION AND SERVICING AGREEMENT" ON PAGE 13 OF THE SAI.

SUBADVISORY AGREEMENT

The Manager has entered into a Subadvisory Agreement with Westwood under which the Subadviser provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Manager and the Board of Directors of the Company.

The Subadvisory Agreement will remain in effect with respect to the Fund until October 17, 2004, and will continue in effect from year to year thereafter for the Fund as long as it is approved annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of the Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement may be terminated with respect to the Fund at any time by vote of a majority of the non-interested

Directors or by vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) on 60 days' written notice; by IMCO at any time; or by the Subadviser on 90 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

The Manager (not the Fund) pays Westwood a fee in the annual amount of 0.20% of the Fund's average daily net assets for all assets that it manages when the assets that it manages are $250 million or less and 0.18% of the Fund's average daily net assets for all assets that it manages when the assets that it manages are more than $250 million. Westwood is a wholly-owned subsidiary of Westwood Holdings Group, Inc. (WHG), an institutional asset management company. Prior to June 28, 2002, WHG was a majority-owned subsidiary of SWS Group, Inc., a Dallas-based holding company engaged in investment banking, securities brokerage, securities clearing and trust services.

CODES OF ETHICS. The Funds, the Manager and the Subadviser each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. The Company's Board of Directors reviews the administration of the codes of ethics at least annually and receives certifications from the Subadviser regarding compliance with its code of ethics annually.

 IN THE SECTION CAPTIONED "GENERAL INFORMATION" BEGINNING ON PAGE 14 OF THE SAI, DELETE THE TWO SENTENCES APPEARING UNDER THE HEADING "INDEPENDENT AUDITORS" AND INSERT THE FOLLOWING INFORMATION.

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent auditor for the Fund for the 2002 and 2003 fiscal year end audits. KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, Texas 78205, was the previous independent auditor for the Fund. In these capacities, each firm is responsible for the audits of the annual financial statements of the Fund and reporting thereon.

                                    * * * * *



                                                                      41803-1002


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